Common Stock - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands					12 Months Ended
	Oct. 06, 2023	Jul. 25, 2022	Sep. 17, 2021	Apr. 08, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Sep. 30, 2021
Subsidiary, Sale of Stock [Line Items]
Conversion of shares converted (in shares)	497,376					3,700,272	4,732,132
Payments for common stock issuance costs					$ 0	$ 0	$ 6,828
Warrant to purchase shares of common stock (in shares)				500,000	3,975
Exercise price of warrant (in dollars per share)				$ 76.5	$ 75.9
Expected term				5 years
Warrant
Subsidiary, Sale of Stock [Line Items]
Issue date fair value of warrant				$ 14,300
Public Offering
Subsidiary, Sale of Stock [Line Items]
Number of shares issued in transaction (in shares)			982,143
Sale of stock (in dollars per share)			$ 56
Sale of stock, consideration received on transaction			$ 52,500
Private Placement
Subsidiary, Sale of Stock [Line Items]
Number of shares issued in transaction (in shares)				2,352,942
Sale of stock, consideration received on transaction				$ 160,000
Payments for common stock issuance costs				$ 4,300			$ 6,800
Private Placement | PAR Act III, LLC
Subsidiary, Sale of Stock [Line Items]
Number of shares issued in transaction (in shares)				73,530
Sale of stock (in dollars per share)				$ 68
Gross purchase price				$ 5,000
Private Placement | T Rowe Price Associates, Inc.
Subsidiary, Sale of Stock [Line Items]
Number of shares issued in transaction (in shares)				2,279,412
Sale of stock (in dollars per share)				$ 68
Gross purchase price				$ 155,000
MENU Acquisition
Subsidiary, Sale of Stock [Line Items]
Equity interest issued (in shares)		162,917
Punchh Acquisition ASC 805 measurement period adjustment
Subsidiary, Sale of Stock [Line Items]
Equity interest issued (in shares)				1,493,130
Sale of stock, consideration received on transaction				$ 160,000
Exercise price of warrant (in dollars per share)				$ 76.5				$ 75.9
Expected term				5 years